Long-term Investment	12 Months Ended
Dec. 31, 2023
Long-term Investment
Long-term Investment

9.    Long-term Investment

	As of December 31,
	2022	2023
	US$	US$
Time deposit	—	186,751
Investments in available-for-sale debt securities (1)	17,665	9,874
U.S. treasury securities (2)	—	10,140
Investments in equity securities accounted for under alternative measurement	—	488
Investment in an equity security with readily determinable fair values	366	236
Total long-term investments	18,031	207,489
(1)	As of December 31, 2022 and 2023, the balance represents the Group’s shareholding interests of several privately held companies.

In August 2021, the Group acquired shareholding interest of a privately held company with a cash consideration of RMB20,000 thousand (equivalent to US$3,092). In September 2021, the Group acquired shareholding interest of a privately held company with a cash consideration of RMB5,000 thousand (equivalent to US$774). In October 2021, the Group acquired shareholding interest of a privately held company with a cash consideration of RMB75,000 thousand (equivalent to US$11,713).

In December 2021, the Group acquired shareholding interest of a privately held company with total cash consideration of RMB30,640 thousand (equivalent to US$4,672). Prior to the investment, in September 2021, the Group provided a bridge loan to the privately held investee, with principal amount of RMB15,000 thousand (equivalent to US$2,313), which was due within one year. There was a warrant granted to the Group to purchase shares of the customer with pre-agreed valuation cap. This loan arrangement was entered into separately from regular sales business with the customer. In accordance with the bridge loan agreement, the loan was interest free, and the Group was entitled to rights of investments in the customer within certain pre-defined period prior to the loan due dates. In the fourth quarter of 2021, this bridge loan of RMB15,000 thousand (equivalent to US$2,302) was fully converted into an investment in the customer which also included the Group’s additional cash consideration of RMB15,640 thousand (equivalent to US$2,459). There was a realized gain of RMB7,860 thousand (equivalent to US$1,218) recorded in financial income, net for the year ended December 31, 2021 due to the exercise of the warrant.

In November 2021, the Group acquired shareholding interest of two privately held companies with cash considerations of RMB3,000 thousand (equivalent to US$467) and RMB10,000 thousand (equivalent to US$1,571), respectively. In December 2021, the Group acquired a shareholding interest of a privately held company with a cash consideration of RMB7,139 thousand (equivalent to US$1,120). In March 2022, the Group acquired a shareholding interest in a privately held company with a cash consideration of RMB10,000 thousand (equivalent to US$1,575).

As the Group has the right to request each investee to redeem the Group’s investments at the Group’s investment cost plus interest if the investee fails to meet certain predetermined conditions, the redeemable shares of the investees purchased by the Group were classified as an available-for-sale debt investments and were measured at their respective fair values. For the years ended December 31, 2021, 2022 and 2023, the fair value changes of the Group’s investments in these privately held companies were other comprehensive income of US$357 and other comprehensive loss of US$9,493 and US$7,791, respectively.

For two of the aforementioned investment, the Group recorded a credit loss of US$15,537 in general and administrative expenses on the consolidated statements of comprehensive loss, and transferred out the related investments’ historical fair value change reflected in accumulated other comprehensive income accordingly, for the years ended December 31, 2023, as a result of the Group’s impairment assessment on this investment as of December 31, 2023.

(2) The Group invested in U.S. treasury securities with original maturities of two to three years in 2023 and accounted for as held-to-maturity treasury securities at amortized cost, for which the allowance for credit losses was immaterial. The carrying amount of U.S. treasury securities approximates their fair value due to the fact that the related effective interest rates approximate rates currently offered by financial institutions for similar debt instruments of comparable maturities.